SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118 713.831.3299 713.831.2258 Fax Mark.Matthes@valic.com Mark Matthes Vice President and Senior Counsel

July 18, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	VALIC Company I
Registration Statement on Form N-1A/Post-Effective Amendment pursuant to
Rule 485(a)
File Nos. 2-83631/811-3738

Ladies and Gentlemen:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 58 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of (1) changing the principal investment strategy and the name of the Global Equity Fund, and (2) changing the principal investment objective of the Value Fund. Upon effectiveness of the amendment, the Global Equity Fund’s name will change to the “Emerging Economies Fund” and its principal investment strategy will be to invest significantly in securities of emerging market companies. The principal investment objective of the Value Fund will change from seeking “capital appreciation” to seeking “long-term total return, which consists of capital appreciation and income.”

On or about September 19, 2010, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Registrant’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act. Should members of the Staff have any questions or comments regarding the materials, please contact me at 713.831.3299 or email at mark.matthes@valic.com.

Very truly yours,

/s/ MARK MATTHES
Mark Matthes

Enclosure